WRL FREEDOM ACCESS(SM)
                        Supplement Dated December 1, 2000
                         to Prospectus Dated May 1, 2000
                        as Supplemented September 1, 2000

Effective December 1, 2000:

WRL Series Fund, Inc. offers a new investment option under this Contract. The new investment option is available in most states. Please contact your agent regarding availability of this new investment option in your state.

The prospectus is amended in the following respects:

The first sentence of the second paragraph on the front page is amended to read as follows:

 "You can put your money into 33 investment choices: a fixed account and 32 subaccounts of the WRL Series Annuity Account."

All other references to 31 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 32.

The following information is added to the tables on the front page and on page
5:

WRL LKCM Capital Growth

The following information is added to the Annuity Contract Fee Table on page 11:

----------------------------------------- ------------------ ---------------- ---------------- -------------------------
                                             Management           Other         Rule 12b-1      Total Portfolio Annual
Portfolio                                       Fees            Expenses           Fees                Expenses
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL LKCM Capital Growth(16)                     0.80%             0.20%             N/A                 1.00%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------

The footnotes on pages 12 and 13 are amended as follows:

The following information is added to the table under footnote (7):

----------------------------------------- ------------------- ------------------------ ---------------------------------
                                               Expense         Reimbursement Amount         Expense Ratio Without
                                                Limit                                           Reimbursement
----------------------------------------- ------------------- ------------------------ ---------------------------------
WRL LKCM Capital Growth                         1.00%                   N/A                          N/A
----------------------------------------- ------------------- ------------------------ ---------------------------------

Footnote (16) is added as follows:

(16) Because this portfolio commenced operations on December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are estimates.

The following information is added to the table on page 15 under the heading "Example":

======================================================== =================================================================
                                                         If You Surrender, Annuitize* or Remain Invested in the Contract
Subaccounts                                                          at the End of the Applicable Time Period
======================================================== =================================================================
                                                             1 Year          3 Years          5 Years         10 Years
WRL LKCM Capital Growth                                        $34             $105            $179             $377
======================================================== ================ =============== ================ ===============

The following information is added to the table on page 27 under the heading "Investment Choices":

------------------------------------- ------------------------------------------
Portfolio                             Adviser or Sub-Adviser
------------------------------------- ------------------------------------------
WRL LKCM Capital Growth               Luther King Capital Management Corporation
------------------------------------- ------------------------------------------

The paragraph at the end of Appendix A on page 59 is amended to read as follows:

         Because the WRL Value Line Aggressive Growth, WRL Great Companies --America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000; the Fidelity VIP Equity-Income Portfolio
- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 did not commence operations until May 1, 2000; the WRL Gabelli Global Growth and WRL Great Companies - Global(2) portfolios did not commence operation until September 1, 2000; and the WRL LKCM Capital Growth portfolio did not commence operations until December 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

The following information is added to each of the tables in Appendix B on pages 62-63:

-------------------------------------- ------------ ------------- ------------- ------------------ ------------------
                                         1 Year       5 Years       10 Years    Inception of the      Subaccount
                                          Ended        Ended         Ended        Subaccount to    Inception Date**
Subaccount                              12/31/99      12/31/99      12/31/99       12/31/99**
-------------------------------------- ------------ ------------- ------------- ------------------ ------------------
WRL LKCM Capital Growth                    N/A          N/A           N/A              N/A            12/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ ------------------